Equity (Details) - USD ($)								12 Months Ended
	Sep. 03, 2025	Sep. 02, 2025	Jul. 24, 2025	Mar. 10, 2025	Feb. 18, 2025	Aug. 05, 2024	Jan. 17, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 15, 2025
Equity [Line Items]
Preferred stock, share authorized								2,000,000	2,000,000
Preferred stock, par value (in Dollars per share)								$ 0.001	$ 0.001
Aggregate gross proceeds percentage								3.00%
Gross proceed (in Dollars)								$ 2,821,100
Issued warrants							2,490,000
Relative fair value of warrants (in Dollars)							$ 1,867,400
Warrant [Member]
Equity [Line Items]
Each one unit shares issued							1
Exercise price (in Dollars per share)							$ 1.5
Series A Common Stock Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)						$ 2.2
Relative fair value of warrants (in Dollars)						$ 26,720
Series B Common Stock Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)						$ 2.2
Relative fair value of warrants (in Dollars)						$ 88,766
Warrant to purchase shares						681,818
Warrant term						5 years
Pre-Funded Warrants [Member]
Equity [Line Items]
Exercise price (in Dollars per share)								$ 0.001
Warrant to purchase shares								340,909
Four Months [Member]
Equity [Line Items]
Number of shares vest								4,365,000
Shareholders [Member]
Equity [Line Items]
Common stock, shares authorized											1,110,000
Board of Directors Chairman [Member]
Equity [Line Items]
Share conversion		1
Amended and Restated 2021 [Member]
Equity [Line Items]
Restricted stock units								2,998,400
Amended and Restated 2021 [Member] | Four Months [Member]
Equity [Line Items]
Number of shares vest								3,590,000
Ordinary Shares [Member] | Series A Common Stock Warrants [Member]
Equity [Line Items]
Warrant to purchase shares						681,818
Ordinary Shares [Member] | Pre-Funded Warrants [Member]
Equity [Line Items]
Warrant to purchase shares								340,909
General and Administrative Expense [Member]
Equity [Line Items]
Share-based compensation expenses (in Dollars)								$ 10,725,900
General and Administrative Expense [Member] | Amended and Restated 2021 [Member]
Equity [Line Items]
Share-based compensation expenses (in Dollars)								8,712,800
Market Offering Agreement [Member]
Equity [Line Items]
Sale of shares					20,000,000
Purchase Agreement [Member]
Equity [Line Items]
Common shares, shares issued			785,000
Aggregate purchase price (in Dollars)			$ 16,000,000
Share price (in Dollars per share)			$ 1
Ordinary share percentage			5.00%
H.C. Wainwright & Co [Member]
Equity [Line Items]
Gross proceed (in Dollars)								$ 5,000,000
Aggregate shares								4,627,832
Restricted Stock Units (RSUs) [Member]
Equity [Line Items]
Restricted stock units								3,888,400
Class A Ordinary Share [Member]
Equity [Line Items]
Common stock, shares authorized								1,000,000,000	100,000,000		1,000,000,000
Common shares, shares issued								61,926,888	34,536,384
Ordinary shares, shares outstanding								61,926,888	34,536,384
Common stock, par value (in Dollars per share)		$ 0.001						$ 0.001	$ 0.001		$ 0.001
Voting rights		one
Number of shares vest								262,832
Issued warrants								3,853,636
Class A Ordinary Share [Member] | Shareholders [Member]
Equity [Line Items]
Common stock, shares authorized											1,000,000,000
Common stock, par value (in Dollars per share)											$ 0.001
Class A Ordinary Share [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)		$ 0.001
Share conversion		1
Voting rights		one
Class A Ordinary Share [Member] | Ordinary Shares [Member]
Equity [Line Items]
Common stock, shares authorized											900,000,000
Common stock, par value (in Dollars per share)					$ 0.001
Aggregate shares										160,577
Class A Ordinary Share [Member] | Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Common stock, shares authorized											900,000,000
Class A Ordinary Share [Member] | Market Offering Agreement [Member]
Equity [Line Items]
Sale of shares				5,800				2,089,272
Net proceed (in Dollars)								$ 2,821,100
Class A Ordinary Share [Member] | Purchase Agreement [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)			$ 0.001
Aggregate purchase shares			16,000,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Common stock, shares authorized								50,000,000	10,000,000		50,000,000
Common shares, shares issued								2,809,977	5,933,700
Ordinary shares, shares outstanding								2,809,977	5,933,700
Common stock, par value (in Dollars per share)		$ 0.001						$ 0.001	$ 0.001		$ 0.001
Voting rights		100
Class B Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Common stock, shares authorized											50,000,000
Common stock, par value (in Dollars per share)											$ 0.001
Class B Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)		$ 0.001
Share conversion		3,123,723
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Common stock, shares authorized											40,000,000
Common stock, par value (in Dollars per share)											$ 0.001
Class B Ordinary Shares [Member] | Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Common stock, shares authorized											40,000,000
Class C Ordinary Shares [Member]
Equity [Line Items]
Common stock, shares authorized								10,000,000			50,000,000
Common shares, shares issued								3,123,723
Ordinary shares, shares outstanding								3,123,723
Common stock, par value (in Dollars per share)		$ 0.001						$ 0.001	$ 0.001		$ 0.001
Share conversion	2,290,390
Voting rights		50
Class C Ordinary Shares [Member] | Shareholders [Member]
Equity [Line Items]
Common stock, shares authorized											50,000,000
Common stock, par value (in Dollars per share)											$ 0.001
Class C Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share)		$ 0.001
Share conversion		3,123,723
Sale of shares	2,290,390
Class C Ordinary Shares [Member] | Ordinary Shares [Member]
Equity [Line Items]
Common stock, shares authorized											50,000,000
Common stock, par value (in Dollars per share)											$ 0.001
Preferred Stock [Member] | Shareholders [Member]
Equity [Line Items]
Preferred stock, share authorized											10,000,000
Preferred stock, par value (in Dollars per share)											$ 0.001